Financial risk management and derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Derivative Financial Instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

De r ivatives	2022 $m	2021 $m
Currency swaps	(4)	(62)

Analysed as:
Non-current assets	7	–
Non-current liabilities	(11)	(62)
	(4)	(62)

Disclosure of Detailed Information About Hedging Instruments
Currency swaps have been transacted to swap the proceeds from the euro bonds to sterling as follows:

Date of designation	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedge type	Hedged item
November 2018	£436m	3.5%	€ 500m	2.125%	May 2027	Foreign exchange	Cash flow	€ 500m 2.125% bonds 2027
October 2020	£454m	2.7%	€ 500m	1.625%	October 2024	Foreign exchange	Cash flow	€ 500m 1.625% bonds 2024

Summary of Interest and Foreign Exchange Risk Sensitivities

		2022 $m	2021 $m	2020 $m
Increase in profit before tax
Sterling: US dollar exchange rate	$0.05 fall	(2.9)	7.0	5.9
Euro: US dollar exchange rate	$0.05 fall	(0.3)	0.2	0.3
US dollar interest rates	1% increase	4.2	7.1	2.2
Sterling interest rates	1% increase	3.6	5.2	12.9
Decrease in net liabilities
Sterling: US dollar exchange rate	$0.05 fall	26.5	29.1	30.2
Euro: US dollar exchange rate	$0.05 fall	49.6	49.7	50.6
Sterling: euro exchange rate	€ 0.05 fall	60.2	67.4	68.2

Summary of amended covenant test levels for syndicated and bilateral facilities

	31 December 2022	31 December 2020 and 2021
Covenant test levels for RCF
Leverage	<4.0x	waived
Interest cover	>3.5x	waived
Liquidity	n/a	$400m a

a	Defined as unrestricted cash and cash equivalents (net of bank overdrafts) plus undrawn facilities with a remaining term of at least six months.

Summary of covenant tests

	2022	2021	a	2020	a
Covenant measures
Covenant EBITDA ($m)	896	601		272
Covenant net debt ($m)	1,898	1,801		2,375
Covenant interest payable ($m)	109	133		111
Leverage	2.12	3.00		8.73
Interest cover	8.22	4.52		2.45
Liquidity ($m)	n/a	2,655		2,925

a	At 31 December 2021 and 2020, the leverage and interest covenants under the previous facilities were waived and replaced with a liquidity requirement of $400m.

Summary of Undiscounted Contractual Cash Flows of Non-Derivative Financial Liabilities

31 December 2022	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	55	–	–	–	55
€ 500m 1.625% bonds 2024	9	543	–	–	552
£300m 3.75% bonds 2025	14	14	375	–	403
£350m 2.125% bonds 2026	9	9	439	–	457
€ 500m 2.125% bonds 2027	11	11	568	–	590
£400m 3.375% bonds 2028	16	16	49	498	579
Lease liabilities	53	50	126	3,201	3,430
Trade and other payables (excluding deferred and contingent purchase consideration)	660	1	1	2	664
Deferred and contingent purchase consideration	–	13	39	42	94

31 December 2021	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
Non-derivative financial liabilities:
Bank overdrafts	59	–	–	–	59
£173m 3.875% bonds 2022	241	–	–	–	241
€ 500m 1.625% bonds 2024	9	9	575	–	593
£300m 3.75% bonds 2025	15	15	435	–	465
£350m 2.125% bonds 2026	10	10	502	–	522
€ 500m 2.125% bonds 2027	12	12	36	578	638
£400m 3.375% bonds 2028	18	18	55	575	666
Lease liabilities	58	49	123	3,212	3,442
Trade and other payables (excluding deferred and contingent purchase consideration)	550	2	1	2	555
Deferred and contingent purchase consideration	–	–	52	42	94

Summary of Undiscounted Contractual Cash Flows of Derivative Financial Liabilities
Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	14	561	–	–	575
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(543)	–	–	(552)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	18	18	571	–	607
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(11)	(11)	(568)	–	(590)

Derivative financial liabilities:
Currency swaps hedging € 500m 1.625% bonds 2024 outflows	16	16	628	–	660
Currency swaps hedging € 500m 1.625% bonds 2024 inflows	(9)	(9)	(575)	–	(593)
Currency swaps hedging € 500m 2.125% bonds 2027 outflows	21	21	62	598	702
Currency swaps hedging € 500m 2.125% bonds 2027 inflows	(12)	(12)	(36)	(578)	(638)

Disclosure of Short-term Deposits by Counterparty Credit Rating
The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2022	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m
Short-term deposits	–	–	–	66	127	141	50	37	421
Money market funds	360	–	–	–	–	–	–	–	360
Repurchase agreement collateral	22	2	6	–	–	–	–	–	30

31 December 2021	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ $m	Total $m
Short-term deposits	–	–	–	87	45	169	–	–	301
Money market funds	1,025	–	–	–	–	–	–	–	1,025